SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

On January 23, 2015, the Group has signed an assets transfer agreement with a third party power company, under which the Group agreed to sell and the third party company agreed to purchase all the project assets (see note 2h), for a total consideration of approximately $8.0 million. The total carrying amount of the project assets were $9.8 million and an impairment of $1.6 million was recorded as of December 31, 2014. As of June 30, 2015, $7.2 million was collected.